SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Assets are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Assets
Cash held in trust account	$ 60,147,604	$ 0
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Cash held in trust account	60,147,604	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Cash held in trust account	0	0
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Cash held in trust account	$ 0	$ 0